SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding	2,050,197	1,672,873
Weighted average, Exercise price, Outstanding	$ 10.90	$ 13.01
Weighted average, Remaining contractual life (in years), Outstanding	7 years 6 months	7 years 10 months 24 days	8 years 6 months
Intrinsic value, Outstanding	$ 36,363
Number of options, Outstanding, Granted	438,250	425,750
Weighted average, Exercise price, Granted	$ 1.93	$ 1.70
Number of options, Forfeited and cancelled		(48,426)
Weighted average exercise price, Forfeited and cancelled		$ 4.34
Number of options, Outstanding	2,487,822	2,050,197	1,672,873
Weighted average, Exercise price, Outstanding	$ 9.20	$ 10.90	$ 13.01
Intrinsic value, Outstanding		$ 36,363
Number of options, Exercisable	1,796,747	1,184,749
Weighted average, Exercise price, Exercisable	$ 11.80	$ 15.59
Weighted average, Remaining contractual life (in years), Exercisable	7 years	7 years 4 months 24 days
Intrinsic value, Exercisable
Number of options, Outstanding, Vested and expected to vest	2,487,822	2,050,197
Weighted average, Exercise price, Vested and expected to vest	$ 9.20	$ 10.90
Weighted average, Remaining contractual life (in years), Vested and expected to vest	7 years 6 months	7 years 10 months 24 days
Intrinsic value, Vested and expected to vest		$ 36,363
Weighted average, Remaining contractual life (in years), Granted	9 years 4 months 24 days
Intrinsic value, Granted
Number of options, Outstanding, Forfeited and cancelled	(625)
Weighted average, Exercise price, Forfeited and cancelled